Annual Total Returns [BarChart] - Ariel Fund - Investor Class	Feb. 01, 2021
Bar Chart Table:
2011	(11.34%)
Annual Return 2012	20.32%
Annual Return 2013	44.68%
Annual Return 2014	10.95%
Annual Return 2015	(4.10%)
Annual Return 2016	15.57%
Annual Return 2017	15.88%
Annual Return 2018	(13.67%)
Annual Return 2019	24.67%
Annual Return 2020	10.02%